PIMCO Funds

Supplement dated October 29, 2009 to the

PIMCO Funds Institutional Class, Class P, Administrative Class and Class D Prospectus

for the Real Income 2019 and Real Income 2029 Funds, dated August 28, 2009

Disclosure Related to the PIMCO Real Income 2019 and PIMCO Real Income 2029 Funds (each, a “Fund”)

Effective immediately, the second sentence of the first paragraph in the “Principal Investments and Strategies” section of each Fund’s “Fund Summary” is replaced in its entirety with the following:

The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities.

Further, effective immediately, the ticker symbol for the Class P shares of the PIMCO Real Income 2029 Fund, located at the right top corner of the Fund’s “Fund Summary,” is replaced in its entirety with “PRQCX.”

Further, effective immediately, the second to last paragraph in the “Fund Distributions” section of the Prospectus is replaced in its entirety with the following:

You can choose from the following distribution options:

•

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary) consistent with the investment objective of the Fund. If the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

•

Reinvest all distributions in additional shares of the same class of the same Fund at NAV. You should contact your financial intermediary (if shares are held through a financial intermediary) or the Fund’s transfer agent (if shares are held through a direct account) for details. You do not pay any sales charges on shares received through the reinvestment of Fund distributions.

Further, effective immediately, the “Loans of Portfolio Securities” subsection of the “Characteristics and Risks of Securities and Investment Techniques” section is deleted in its entirety.

Additionally, effective immediately, all references to “securities lending” or “loans of portfolio securities” are deleted in their entirety.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement dated October 29, 2009 to the

PIMCO Funds Class A and Class C Prospectus for the Real Income 2019 and Real Income 2029 Funds,

dated August 28, 2009

Disclosure Related to the PIMCO Real Income 2019 and PIMCO Real Income 2029 Funds (each, a “Fund”)

Effective immediately, the second sentence of the first paragraph in the “Principal Investments and Strategies” section of each Fund’s “Fund Summary” is replaced in its entirety with the following:

The Fund also may invest in the following: U.S. Treasury bills, notes, bonds, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government and futures contracts on U.S. Treasury securities.

Further, effective immediately, the table regarding the Class A initial sales charge in the “Initial Sales Charges–Class A Shares” subsection of the “Class of Shares–Class A and Class C Shares” section is replaced in its entirety with the following:

Amount of Purchase	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price
$0-$99,999	3.90%	3.75%
$100,000-$249,999	3.36%	3.25%
$250,000-$499,999	2.30%	2.25%
$500,000-$999,999	1.78%	1.75%
$1,000,000 +	0.00%	0.00%*

*	As shown, investors that purchase $1,000,000 or more of any Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchasers of $1,000,000 or more of Class A shares may be subject to a CDSC of 1% if the shares are redeemed during the first 18 months after their purchase. See “CDSCs on Class A Shares” below.

Further, effective immediately, the second to last paragraph in the “Fund Distributions” section of the Prospectus is replaced in its entirety with the following:

You can choose from the following distribution options:

•

Receive all distributions in cash (either paid directly to you or credited to your account with your broker or other financial intermediary) consistent with the investment objective of the Fund. If the postal or other delivery service is unable to deliver checks to your address of record, the Trust’s Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

•

Reinvest all distributions in additional shares of the same class of the same Fund at NAV. You should contact your financial intermediary (if shares are held through a financial intermediary) or the Fund’s transfer agent (if shares are held through a direct account) for details. You do not pay any sales charges on shares received through the reinvestment of Fund distributions.

Further, effective immediately, the “Loans of Portfolio Securities” subsection of the “Characteristics and Risks of Securities and Investment Techniques” section of the Prospectus is deleted in its entirety.

Additionally, effective immediately, all references to “securities lending” or “loans of portfolio securities” are deleted in their entirety.

Investors Should Retain This Supplement For Future Reference